Restructuring and Related Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities
13. Restructuring and related activities
During the year ended December 31, 2019, the Company completely vacated its leased facilities in Woburn, Massachusetts. In connection with vacating the leased spaces, the Company recorded a discounted lease-related restructuring liability, which was calculated as the present value of the estimated future facility costs for which the Company would obtain no future economic benefit over the term of the lease, reduced for actual or estimated sublease rentals.
In July 2020, the Company initiated a restructuring plan to reduce operating expense as a result of the disposal of PNAi technology. The restructuring plan included reducing the number of employees, vacating leased facilities, and ceasing use of leased equipment.
As a result of this restructuring plan, the Company completely vacated its leased facilities in South San Francisco, California, which was subleased to a third party in November 2020, and returned certain leased equipment to the lessor. The Company recorded a discounted lease-related restructuring liability of $2,228 and $768 for the abandonment of the leased facilities and equipment, which was calculated as the present value of the estimated future lease costs for which the Company would obtain no future economic benefit over the term of the leases. In addition, the Company recognized restructuring liability of $321 related to severance and other employee termination costs related to the reduction in the number of employees.
The activity related to the restructuring liabilities for the nine months ended September 30, 2021, is as follows.

	Lease-related exit costs	Employee termination	Total
Balance as of December 31, 2020	2,584	12	2,596
Accretion	116	—	116
Provision	28	—	28
Cash payments	(863)	(12)	(875)
Lease assignment to NeuBase	(136)	—	(136)

Balance as of September 30, 2021	$1,729	$—	$1,729

12. Restructuring and related activities
During the year ended December 31, 2019, the Company completely vacated its leased facilities in Woburn, Massachusetts. In connection with vacating the leased spaces, the Company recorded a discounted lease-related restructuring liability, which was calculated as the present value of the estimated future facility costs for which the Company would obtain no future economic benefit over the term of the lease, reduced for actual or estimated sublease rentals.
In July 2020, the Company initiated a restructuring plan to reduce operating expense as a result of the disposal of PNAi technology. The restructuring plan included reducing the number of employees, vacating leased facilities, and ceasing use of leased equipment.
As a result of this restructuring plan, the Company completely vacated its leased facilities in South San Francisco, California, which was subleased to a third party in November 2020, and returned certain leased equipment to the lessor. The Company recorded a discounted lease-related restructuring liability of $2,228 and $768 for the abandonment of the leased facilities and equipment, which was calculated as the present value of the estimated future lease costs for which the Company would obtain with no future economic benefit over the term of the leases. In addition, the Company recognized restructuring liability of $321 related to severance and other employee termination costs related to the reduction in the number of employees. The Company expects this restructuring plan to be completed in 2021.
The activity related to the restructuring liabilities for the years ended December 31, 2019 and 2020 are as follows.

	Lease-related exit costs	Employee termination	Total
Restructuring costs	$261	$—	$261
Accretion	14	—	14
Cash payments	(102)	—	(102)

Balance as of December 31, 2019	173	—	173
Restructuring costs	2,996	321	3,317
Accretion	24	—	24
Cash payments	(609)	(309)	(918)

Balance as of December 31, 2020	$2,584	$12	$2,596